Wisdom Short Duration Income ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (Unaudited)

Shares/Principal		Value
LONG-TERM INVESTMENTS - 99.61%
CORPORATE BONDS - 75.35%
Communication Services - 0.79%
500,000	Meta Platforms, Inc., 4.600%, due 11/15/2032	$502,660
2,000,000	Orange SA, 9.000%, due 03/01/2031, France	2,421,045
		2,923,705
Consumer Discretionary - 8.56%
2,000,000	Air Canada 2020-1 Class C Pass Through Trust, 10.500%, due 07/15/2026, Canada(a)	2,071,147
2,108,731	Air Canada 2020-2 Class A Pass Through Trust, 5.250%, due 04/01/2029, Canada(a)	2,157,196
152,015	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, due 08/15/2027(a)	152,570
250,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, due 04/20/2026(a)	250,792
3,000,000	AS Mileage Plan IP Ltd., 5.021%, due 10/20/2029, Cayman Islands(a)	2,992,706
1,511,405	British Airways 2019-1 Class A Pass Through Trust, 3.350%, due 06/15/2029(a)	1,459,887
293,838	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, due 06/10/2028	282,030
2,500,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, due 10/20/2028(a)	2,517,796
500,000	Hyundai Capital America, 5.100%, due 06/24/2030(a)	511,420
1,100,000	Hyundai Capital America, 5.275%, due 06/24/2027(a)	1,117,303
500,000	Toyota Motor Credit Corp. Series MTN, 5.250%, due 01/22/2030	505,621
2,585,186	Turkish Airlines 2015-1 Class A Pass Through Trust, 4.200%, due 03/15/2027, Turkey(a)	2,546,674
1,013,593	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, due 07/07/2028	975,628
1,700,292	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, due 10/15/2027	1,740,898
3,000,000	Volkswagen Group of America Finance LLC, 5.650%, due 09/12/2028(a)	3,093,805
1,500,000	Volkswagen Group of America Finance LLC, 6.450%, due 11/16/2030(a)	1,609,799
2,000,000	Volkswagen Group of America Finance LLC, 5.250%, due 03/22/2029(a)	2,041,212
5,500,000	Volkswagen Group of America Finance LLC, 5.350%, due 03/27/2030(a)	5,648,355
		31,674,839
Consumer Staples - 2.31%
1,500,000	BAT Capital Corp., 5.834%, due 02/20/2031	1,589,240
1,500,000	Bayer US Finance LLC, 6.375%, due 11/21/2030(a)	1,602,447
326,067	CVS Pass-Through Trust, 5.880%, due 01/10/2028	328,559
5,000,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, due 05/09/2029, Netherlands	5,034,975
		8,555,221
Energy - 8.77%
605,000	Cheniere Energy, Inc., 4.625%, due 10/15/2028	603,830
650,000	Coterra Energy Operating Co., 4.375%, due 03/15/2029	626,566
2,730,000	Devon Energy Corp., 5.875%, due 06/15/2028	2,730,259
1,090,000	Devon OEI Operating LLC, 7.500%, due 09/15/2027	1,140,839
1,000,000	Diamondback Energy, Inc., 5.150%, due 01/30/2030	1,026,569
500,000	Enbridge, Inc., 6.200%, due 11/15/2030, Canada	539,287
774,000	Enbridge, Inc., 4.900%, due 06/20/2030, Canada	792,094
500,000	Enerflex Ltd., 9.000%, due 10/15/2027, Canada(a)	512,013
500,000	Energy Transfer LP, 5.200%, due 04/01/2030	515,781
1,499,000	Energy Transfer LP, 5.625%, due 05/01/2027(a)	1,499,284
3,089,000	Energy Transfer LP, 6.000%, due 02/01/2029(a)	3,127,819
6,750,000	HF Sinclair Corp., 5.750%, due 01/15/2031	6,995,383
1,000,000	HF Sinclair Corp., 5.500%, due 09/01/2032	1,017,418
1,000,000	Occidental Petroleum Corp., 7.875%, due 09/15/2031	1,144,719
3,000,000	Occidental Petroleum Corp., 6.125%, due 01/01/2031	3,162,481
1,000,000	Occidental Petroleum Corp., 5.200%, due 08/01/2029	1,021,764
4,000,000	SA Global Sukuk Ltd., 4.125%, due 09/17/2030, Cayman Islands(a)	3,942,030
500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.500%, due 03/01/2030	506,977
1,500,000	Valero Energy Corp., 5.150%, due 02/15/2030	1,543,494
		32,448,607
Financials - 41.79%
1,000,000	American Express Co., 4.823% (1D SOFR + 0.81%), due 07/20/2029(b)	1,001,613
2,390,000	ANZ Bank New Zealand Ltd., 5.548%, due 08/11/2032, New Zealand(a)	2,435,737
4,000,000	Ares Capital Corp., 5.500%, due 09/01/2030	4,032,843
4,000,000	Ares Capital Corp., 5.100%, due 01/15/2031	3,945,449
2,000,000	Athene Global Funding, 5.380%, due 01/07/2030(a)	2,054,008
1,085,000	Australia & New Zealand Banking Group Ltd., 5.731%, due 09/18/2034, Australia(a)	1,123,930
2,000,000	Avolon Holdings Funding Ltd., 5.750%, due 03/01/2029, Cayman Islands(a)	2,066,463
3,000,000	Avolon Holdings Funding Ltd., 5.150%, due 01/15/2030, Cayman Islands(a)	3,049,129
4,000,000	Avolon Holdings Funding Ltd., 5.375%, due 05/30/2030, Cayman Islands(a)	4,106,525

Wisdom Short Duration Income ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued) (Unaudited)

Shares/Principal		Value
CORPORATE BONDS - 75.35% (continued)
Financials - 41.79% (Continued)
1,000,000	Bank of America Corp. Series B, 8.050%, due 06/15/2027	$1,054,964
1,000,000	BCP Investment Corp., 4.875%, due 04/30/2026	1,000,008
1,000,000	Blackstone Private Credit Fund, 7.300%, due 11/27/2028	1,063,593
3,500,000	Blackstone Private Credit Fund, 5.600%, due 11/22/2029	3,541,384
1,500,000	Blue Owl Capital Corp., 5.950%, due 03/15/2029	1,520,327
1,500,000	Blue Owl Capital Corp., 6.200%, due 07/15/2030	1,533,797
1,000,000	Blue Owl Credit, Income Corp., 5.800%, due 03/15/2030	1,005,697
750,000	Blue Owl Credit, Income Corp., 7.750%, due 01/15/2029	799,373
1,000,000	Blue Owl Credit, Income Corp., 7.750%, due 09/16/2027	1,045,924
3,000,000	Blue Owl Credit, Income Corp., 6.600%, due 09/15/2029	3,103,721
2,000,000	Blue Owl Technology Finance Corp., 6.100%, due 03/15/2028(a)	2,016,054
500,000	Blue Owl Technology Finance Corp., 4.750%, due 12/15/2025(a)	499,797
1,000,000	Capital One Financial Corp., 6.312%, due 06/08/2029	1,048,269
3,000,000	Citadel Finance LLC, 5.900%, due 02/10/2030(a)	3,031,717
1,000,000	Corebridge Global Funding, 5.200%, due 06/24/2029(a)	1,027,461
2,000,000	Corebridge Global Funding, 4.450%, due 10/02/2030(a)	1,991,218
3,000,000	Credit Agricole SA, 5.222%, due 05/27/2031, France(a)	3,077,120
2,000,000	DAE Sukuk Difc Ltd., 4.500%, due 10/16/2030, United Arab Emirates(a)	1,987,472
1,500,000	Danske Bank A/S, 5.019%, due 03/04/2031, Denmark(a)	1,530,876
1,000,000	Deutsche Bank AG Series MTN, 5.000%, due 09/10/2029, Germany	1,004,970
1,000,000	Deutsche Bank AG/New York NY, 4.875%, due 12/01/2032, Germany	1,001,478
1,000,000	Deutsche Bank AG/New York NY, 5.297%, due 05/09/2031, Germany	1,023,487
1,750,000	Deutsche Bank AG/New York NY, 5.373%, due 01/10/2029, Germany	1,786,270
5,000,000	Franklin BSP Realty Trust, Inc. Series QIB, 8.250%, due 04/25/2030(a)	5,038,727
2,000,000	Goldman Sachs Group, Inc., 5.207%, due 01/28/2031	2,064,337
3,000,000	Goldman Sachs Group, Inc., 4.153%, due 10/21/2029	2,991,602
3,000,000	Goldman Sachs Group, Inc., 3.750%, due 02/25/2026	2,998,204
500,000	Goldman Sachs Private Credit Corp., 6.250%, due 05/06/2030(a)	511,541
1,000,000	JPMorgan Chase & Co., 5.140%, due 01/24/2031	1,033,468
500,000	JPMorgan Chase & Co., 4.915%, due 01/24/2029	508,951
1,382,000	JPMorgan Chase & Co., 8.750%, due 09/01/2030	1,638,884
1,000,000	JPMorgan Chase & Co., 5.040%, due 01/23/2028	1,010,601
1,000,000	JPMorgan Chase & Co., 6.087%, due 10/23/2029	1,054,064
1,500,000	JPMorgan Chase & Co. Series FRN, 4.794% (1D SOFR + 0.80%), due 01/24/2029(b)	1,502,979
1,250,000	JPMorgan Chase & Co., 4.920% (1D SOFR + 0.92%), due 04/22/2028(b)	1,256,902
145,000	JPMorgan Chase & Co., 5.110% (3M SOFR + 0.81%), due 02/01/2027(b)	143,753
1,140,000	JPMorgan Chase & Co. Series B, 5.058% (3M SOFR + 0.76%), due 02/01/2027(b)	1,131,848
1,000,000	JPMorgan Chase & Co. Series F, 5.183% (3M SOFR + 0.89%), due 08/01/2028(b)	982,182
1,000,000	Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp., 4.750%, due 06/15/2029(a)	981,340
1,780,000	Liberty Mutual Insurance Co., 7.875%, due 10/15/2026(a)	1,822,713
1,000,000	Lloyds Banking Group PLC, 4.425%, due 11/04/2031, United Kingdom	998,546
1,000,000	Mitsubishi UFJ Financial Group, Inc., 5.488% (1D SOFR + 1.48%), due 04/24/2031, Japan(b)	1,018,080
2,000,000	Mizuho Financial Group, Inc., 5.098%, due 05/13/2031, Japan	2,059,936
2,500,000	Mizuho Markets Cayman LP Series MTN, 4.552% (1D SOFR + 0.50%), due 05/01/2026, Cayman Islands(a)(b)	2,501,082
500,000	Morgan Stanley Series I, 4.133%, due 10/18/2029	498,908
500,000	Morgan Stanley, 4.994%, due 04/12/2029	509,378
2,000,000	Morgan Stanley, 5.656%, due 04/18/2030	2,086,676
2,000,000	Morgan Stanley Bank NA, 5.016%, due 01/12/2029	2,034,626
1,500,000	Morgan Stanley Bank NA, 4.931% (1D SOFR + 0.90%), due 01/12/2029(b)	1,504,419
2,000,000	National Bank of Canada, 5.600%, due 12/18/2028, Canada	2,085,488
2,000,000	NatWest Group PLC, 5.076%, due 01/27/2030, United Kingdom	2,045,248
3,000,000	NatWest Group PLC, 5.115%, due 05/23/2031, United Kingdom	3,081,252
1,000,000	NatWest Group PLC, 5.327% (1D SOFR + 1.10%), due 05/23/2029, United Kingdom(b)	1,003,962
1,000,000	NatWest Markets PLC, 5.022%, due 03/21/2030, United Kingdom(a)	1,028,694
1,000,000	RGA Global Funding, 5.250%, due 01/09/2030(a)	1,035,723
3,582,000	Royal Bank of Canada Series GMTN, 4.969%, due 08/02/2030, Canada	3,666,025
3,000,000	Royal Bank of Canada Series GMTN, 4.965%, due 01/24/2029, Canada	3,050,882
5,500,000	Royal Bank of Canada Series GMTN, 5.153%, due 02/04/2031, Canada	5,665,302
2,500,000	Royal Bank of Canada Series GMTN, 4.303% (1D SOFR + 1.03%), due 02/04/2031, Canada(b)	2,508,282
5,000,000	Sixth Street Lending Partners, 6.500%, due 03/11/2029	5,187,881
2,000,000	Sixth Street Lending Partners, 5.750%, due 01/15/2030	2,027,158

Wisdom Short Duration Income ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued) (Unaudited)

Shares/Principal		Value
CORPORATE BONDS - 75.35% (continued)
Financials - 41.79% (Continued)
1,500,000	Sixth Street Lending Partners, 6.125%, due 07/15/2030(a)	$1,542,374
500,000	Sixth Street Specialty Lending, Inc., 6.125%, due 03/01/2029	513,431
1,000,000	Sumitomo Mitsui Financial Group, Inc., 5.084% (1D SOFR + 1.05%), due 04/15/2030, Japan(b)	1,003,840
1,000,000	Toronto-Dominion Bank Series GMTN, 5.400%, due 01/31/2030, Canada	1,011,396
600,000	Toronto-Dominion Bank Series GMTN, 5.000%, due 07/11/2030, Canada	601,026
3,500,000	Toronto-Dominion Bank Series MTN, 4.808%, due 06/03/2030, Canada	3,570,465
5,007,000	Unum Group, 7.250%, due 03/15/2028	5,293,697
6,211,000	Wells Fargo & Co., 4.666% (3M SOFR + 0.76%), due 01/15/2027(b)	6,165,202
2,400,000	Westpac Banking Corp., 3.020%, due 11/18/2036, Australia	2,153,322
		154,635,071
Health Care - 0.27%
1,000,000	Cigna Group, 4.500%, due 09/15/2030	1,004,116
Industrials - 3.30%
2,000,000	Avolon Holdings Funding Ltd., 4.900%, due 10/10/2030, Cayman Islands(a)	2,010,219
500,000	CRH America Finance, Inc., 4.400%, due 02/09/2031	499,605
2,000,000	Delta Air Lines, Inc., 4.950%, due 07/10/2028	2,027,905
2,000,000	LG Energy Solution Ltd., 5.375%, due 07/02/2029, South Korea(a)	2,050,901
1,000,000	LG Energy Solution Ltd., 5.250%, due 04/02/2028, South Korea(a)	1,019,031
2,000,000	LG Energy Solution Ltd., 5.375%, due 04/02/2030, South Korea(a)	2,057,085
2,500,000	LG Energy Solution Ltd., 5.769% (1D SOFR + 1.70%), due 04/02/2030, South Korea(a)(b)	2,550,350
		12,215,096
Information Technology - 0.41%
1,500,000	Microchip Technology, Inc., 5.050%, due 02/15/2030	1,530,626
Materials - 1.96%
5,000,000	Anglo American Capital PLC, 5.625%, due 04/01/2030, United Kingdom(a)	5,225,526
1,000,000	NOVA Chemicals Corp., 8.500%, due 11/15/2028, Canada(a)	1,049,592
1,000,000	PPG Industries, Inc., 4.375%, due 03/15/2031	996,687
		7,271,805
Utilities - 7.19%
5,000,000	DTE Energy Co., 5.200%, due 04/01/2030	5,159,377
1,340,000	NRG Energy, Inc., 5.250%, due 06/15/2029(a)	1,346,643
5,000,000	NRG Energy, Inc., 5.750%, due 07/15/2029(a)	5,043,917
2,275,000	Palomino Funding Trust I, 7.233%, due 05/17/2028(a)	2,408,925
8,000,000	PSEG Power LLC, 5.200%, due 05/15/2030(a)	8,208,738
1,500,000	Talen Energy Supply LLC, 8.625%, due 06/01/2030(a)	1,592,780
1,250,000	Vistra Operations Co. LLC, 5.000%, due 07/31/2027(a)	1,251,458
1,500,000	Vistra Operations Co. LLC, 7.750%, due 10/15/2031(a)	1,592,916
		26,604,754
TOTAL CORPORATE BONDS (Cost $275,241,501)		278,863,840

EXCHANGE-TRADED FUNDS - 6.47%
280,000	Janus Henderson AAA CLO ETF	14,207,200
410,000	Simplify Treasury Option, Income ETF	9,753,900

TOTAL EXCHANGE-TRADED FUNDS (Cost $23,981,783)		23,961,100

GOVERNMENT-SPONSORED ENTERPRISE DEBT - 4.64%
8,000,000	Eagle Funding Luxco Sarl, 5.500%, due 08/17/2030, Luxembourg(a)	8,137,200
886,883	Fannie Mae Connecticut Avenue Securities Series 2025-R01, 5.310%, due 01/25/2045(a)	887,894
433,054	Freddie Mac STACR REMIC Trust 2024-HQA1, 5.610%, due 03/25/2044(a)	435,326
625,000	Freddie Mac STACR REMIC Trust 2025-DNA1, 5.310%, due 01/25/2045(a)	625,914
427,012	Government National Mortgage Association 2019-H04 Class NA, 3.500%, due 09/20/2068	406,370
965,637	Government National Mortgage Association 2019-H14 Class DF, 5.470%, due 08/20/2069	975,676
2,056,916	Government National Mortgage Association 2019-H15 Class FJ, 5.070%, due 09/20/2069	2,052,684
926,122	Government National Mortgage Association 2020-H17 Class BF, 5.690%, due 09/20/2070	942,392
917,816	Government National Mortgage Association 2023-H20 Class FL, 5.490%, due 05/20/2073	926,259
1,750,000	Korea National Oil Corp., 4.843% (1D SOFR + 0.77%), due 03/31/2028, South Korea(a)	1,757,153

TOTAL GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $17,050,192)		17,146,868

Wisdom Short Duration Income ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued) (Unaudited)

Shares/Principal		Value
MORTGAGE-BACKED SECURITIES - 13.15%
2,816,897	Angel Oak Mortgage Trust 2023-3, 4.800%, due 09/26/2067(a)	$2,805,506
1,303,178	BRAVO Residential Funding Trust 2021-NQM2, 0.970%, due 03/25/2060(a)	1,271,815
446,899	BRAVO Residential Funding Trust 2022-NQM3, 5.108%, due 07/25/2062(a)	446,300
1,433,834	Brazos Education Funding 2015-1 LLC Class A, 5.470%, due 10/25/2056(a)	1,436,672
1,500,000	BXMT 2020-FL2 Ltd. Class B, 5.910%, due 02/15/2038(a)	1,499,208
222,898	CFMT 2022-HB9 LLC Class A, 3.250%, due 09/25/2037(a)	219,763
554,995	CFMT 2024-HB13 LLC Class A, 3.000%, due 05/25/2034(a)	548,114
624,220	CHNGE Mortgage Trust 2022-NQM1 Class A1, 5.189%, due 06/25/2067(a)	622,714
1,000,000	CSMC 2020-SPT1 Trust Class M1, 3.388%, due 04/25/2065(a)	973,885
1,387,017	FIGRE Trust 2025-HE4 Class A, 5.408%, due 07/25/2055(a)	1,394,946
1,000,000	Finance of America HECM Buyout 2024-HB1 Class A1B, 4.000%, due 10/01/2034(a)	989,875
1,500,000	Finance of America HECM Buyout 2024-HB1 Class M2, 6.000%, due 10/01/2034(a)	1,501,297
4,295,173	Finance of America Structured Securities Trust 2024-S4 Class A3, 3.500%, due 11/25/2074(a)	4,151,816
2,208,536	Finance of America Structured Securities Trust 2024-S4 Class AV, 5.860%, due 11/25/2074(a)	2,211,826
1,791,115	Finance Of America Structured Securities Trust Series 2024-S2 Class A1, 3.500%, due 04/25/2074(a)	1,750,877
3,932,098	Finance of America Structured Securities Trust Series 2025-PC2 Class AV, 5.610%, due 05/25/2075(a)	3,899,068
957,473	Finance Of America Structured Securities Trust Series 2025-S1 Class A3, 3.500%, due 02/25/2075(a)	921,596
663,121	GCAT 2022-NQM2 Trust Class A1, 4.200%, due 02/25/2067(a)	661,221
1,986,620	GS Mortgage-Backed Securities Trust 2025-PJ4 Class A5, 5.500%, due 09/25/2055(a)	1,999,946
884,987	GS Mortgage-Backed Securities Trust 2025-PJ5 Class A2, 5.500%, due 10/25/2055(a)	891,493
1,723,641	GS Mortgage-Backed Securities Trust 2025-PJ6 Class A4, 6.000%, due 11/25/2055(a)	1,749,620
1,892,478	MFA 2022-NQM2 Trust Class A2, 4.000%, due 05/25/2067(a)	1,871,939
1,000,000	Ocwen Loan Investment Trust 2025-HB1 Class M1, 3.000%, due 06/25/2038(a)	947,478
1,060,181	PRKCM 2024-HOME1 Trust Class A1, 6.431%, due 05/25/2059(a)	1,075,494
890,934	Provident Funding Mortgage Trust 2025-2 Class A2, 5.500%, due 06/25/2055(a)	897,484
3,418,313	Provident Funding Mortgage Trust 2025-2 Class A4, 5.500%, due 06/25/2055(a)	3,440,376
1,000,000	Saluda Grade Alternative Mortgage Trust 2022-SEQ2 Class A3, 4.500%, due 02/25/2052(a)	981,638
989,474	SKY Trust 2025-LINE, 6.740%, due 04/15/2042(a)	996,652
3,027,270	Starwood Mortgage Residential Trust 2022-4 Class A1, 5.192%, due 05/25/2067(a)	3,022,725
1,115,900	Stone Street Receivables Funding 2015-1 LLC Class A, 3.570%, due 12/15/2054(a)	1,002,052
2,000,000	STWD 2021-FL2 Ltd. Class C, 6.350%, due 04/18/2038(a)	2,000,000
486,193	VINE 2024-SFR1 Trust Class A, 4.500%, due 03/17/2041(a)	478,622

TOTAL MORTGAGE-BACKED SECURITIES (Cost $48,399,392)		48,662,018

TOTAL LONG TERM-INVESTMENTS - 99.61% (Cost $364,672,868)		368,633,826

SHORT-TERM INVESTMENTS - 0.57%
COMMERCIAL PAPER - 0.44%
1,620,000	Jabil, Inc., due 11/03/2025	1,619,607

MONEY MARKET FUNDS - 0.13%
468,053	Federated Hermes Treasury Obligations Fund Institutional Class, 3.93%(c)	468,053

TOTAL SHORT TERM-INVESTMENTS - 0.57% (Cost $2,087,660)		2,087,660
TOTAL INVESTMENTS - 100.18% (Cost $366,760,528)		370,721,486

Liabilities in Excess of Other Assets - (0.18)%		(659,348)

NET ASSETS - 100.00%		$370,062,138

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of October 31, 2025, these securities had an aggregate value of $181,227,542 or 48.97% of net assets.
(b)	Variable rate security.
(c)	The rate shown represents the yield as of October 31, 2025.

Investment Abbreviations:

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

Wisdom Short Duration Income ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued) (Unaudited)

BV – Besloten Vennootschap (Dutch: Private Limited Company)

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

NA - National Association

PLC - Public Limited Company

SA - Société Anonyme (French: Public Limited Company)

SOFR – Secured Overnight Financing Rate

Futures Contracts

						Unrealized
						Appreciation/
Description	Position	Contracts	Expiration Date	Notional Value	Value	(Depreciation)
2-Year US Treasury Note	Short	(200)	December 31, 2025	$(41,672,441)	$(41,648,438)	$24,003
5-Year US Treasury Note	Short	(1,250)	December 31, 2025	(136,258,472)	(136,513,672)	(255,200)
				$(177,930,913)	$(178,162,110)	$(231,197)

Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund's assets carried at fair value:

		Level 2 - Significant	Level 3 - Significant
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Corporate Bonds	$–	$278,863,840	$–	$278,863,840
Exchange-Traded Funds	23,961,100	–	–	23,961,100
Government-Sponsored Enterprise Debt	–	17,146,868	–	17,146,868
Mortgage-Backed Securities	–	48,662,018	–	48,662,018
Commercial Paper	–	1,619,607	–	1,619,607
Money Market Funds	468,053	–	–	468,053
Total	$24,429,153	$346,292,333	$–	$370,721,486

		Level 2 - Significant	Level 3 - Significant
Other Financial Instruments(b)	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Futures	$(231,197)	$–	$–	$(231,197)
Total	$(231,197)	$–	$–	$(231,197)

Wisdom Short Term Government Fund

SCHEDULE OF INVESTMENTS

October 31, 2025 (Unaudited)

Shares/Principal		Value
LONG-TERM INVESTMENTS - 30.26%
GOVERNMENT-SPONSORED ENTERPRISE DEBT - 18.85%
1,000,000	Fannie Mae US Pool AN2351, 2.150%, due 09/01/2026	$982,451
868,411	Fannie Mae-Aces Series 2016-M4 Class A2, 2.576%, due 03/25/2026	862,745
422,027	Fannie Mae-Aces Series 2017-M3 Class A2, 2.470%, due 12/25/2026	414,608
1,575,860	Fannie Mae-Aces Series 2016-M10 Class FA, 5.430%, due 08/25/2028	1,571,351
364,160	Freddie Mac Multifamily Structured Pass Through Certificates Series KF60 Class A, 4.960%, due 02/25/2026	364,273
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K058 Class A2, 2.653%, due 08/25/2026	988,595
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K064 Class A2, 3.220%, due 12/25/2026	990,147
2,770,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K065 Class A2, 3.243%, due 04/25/2027	2,741,328
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG01 Class A7, 2.875%, due 04/25/2026	995,297

TOTAL GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $9,907,919)		9,910,795

UNITED STATES TREASURY BONDS - 11.41%
6,000,000	United States Treasury Note/Bond, 2.25%, due 11/15/2025	5,996,530

TOTAL UNITED STATES TREASURY BONDS (Cost $5,995,565)		5,996,530

TOTAL LONG TERM-INVESTMENTS - 30.26% (Cost $15,903,484)		15,907,325

SHORT-TERM INVESTMENTS - 69.58%
UNITED STATES TREASURY BILLS - 69.44%(a)
13,000,000	0.97%, due 11/04/2025	12,998,622
10,000,000	3.56%, due 12/02/2025	9,968,893
5,000,000	3.59%, due 12/04/2025	4,983,340
8,600,000	3.72%, due 01/02/2026	8,545,071
		36,495,926
MONEY MARKET FUNDS - 0.14%
75,764	Federated Hermes Treasury Obligations Fund Institutional Class, 3.93%(a)	75,764

TOTAL SHORT TERM-INVESTMENTS - 69.58% (Cost $36,563,999)		36,571,690

TOTAL INVESTMENTS - 99.84% (Cost $52,467,483)		52,479,015

Other Assets in Excess of Liabilities - 0.16%		84,161
NET ASSETS - 100.00%		$52,563,176

(a)	The rate shown represents the yield as of October 31, 2025.

Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund's assets carried at fair value:

		Level 2 - Significant	Level 3 - Significant
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Government-Sponsored Enterprise Debt	$–	$9,910,795	$–	$9,910,795
United States Treasury Bonds	–	5,996,530	–	5,996,530
United States Treasury Bills	–	36,495,926	–	36,495,926
Money Market Funds	75,764	–	–	75,764
Total	$75,764	$52,403,251	$–	$52,479,015